LINE OF CREDIT (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Apr. 02, 2015
Line Of Credit Wells Fargo Bank [Member]
Short-Term Debt [Line Items]
Line of credit	$ 0	$ 0	$ 40,000